INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
Common stock, shares issued	135,800,000		5,000,000
Preferred stock, shares issued	2,000,000		0
Amortization expense	$ 1,599
Patent
Date of Agreement	Nov. 10, 2016
Common stock, shares issued	75,000,000
Preferred stock, shares issued	2,000,000
Cash paid	$ 100,000
Noncash Investment	177,000
Investment in license	177,000
Amortization expense	$ 1,599
Asset Assignment Agreement | Richard L. Chang Holdings LLC
Date of Agreement	Jun. 28, 2017
Common stock, shares issued	60,000,000
Preferred stock, shares issued	2,000,000
Common stock, voting right	1000 to 1 voting rights over shares of the Company’s common stock
Equity financing, minimum raise	$ 1,000,000
Asset Assignment Agreement | RCHA
Common stock, shares issued	15,000,000